Segment Information (Net Sales Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenue from External Customer [Line Items]
Net sales	$ 3,808.7	$ 3,705.4	$ 3,745.3
Hardware & Home Improvement [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net sales	1,377.7	1,276.1	1,241.0
Home And Personal Care [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net sales	1,110.4	1,132.3	1,169.6
Global Pet Supplies [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net sales	820.5	793.2	825.7
Home and Garden [Member] | Operating Segments [Member]
Revenue from External Customer [Line Items]
Net sales	$ 500.1	$ 503.8	$ 509.0